Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	$4,600	$4,614,720
1.88%, 06/15/23 (Call 04/15/23)	1,290	1,315,026
2.80%, 03/01/23 (Call 02/01/23)(a)	1,152	1,189,659
4.51%, 05/01/23 (Call 04/01/23)	9,187	9,760,361
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	2,609	2,685,339
3.38%, 05/15/23 (Call 04/15/23)	3,548	3,733,454
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	3,268	3,467,119
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	3,078	3,187,207
Northrop Grumman Corp., 3.25%, 08/01/23(a)	4,377	4,621,718
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	1,682	1,797,335
Teledyne Technologies Inc., 0.65%, 04/01/23	510	510,184
		36,882,122
Agriculture — 0.6%
Philip Morris International Inc.
1.13%, 05/01/23(a)	1,572	1,594,150
2.13%, 05/10/23 (Call 03/10/23)	2,019	2,077,793
2.63%, 03/06/23	1,822	1,891,928
3.60%, 11/15/23(a)	1,648	1,769,903
Reynolds American Inc., 4.85%, 09/15/23	2,253	2,450,475
		9,784,249
Airlines — 0.3%
Southwest Airlines Co., 4.75%, 05/04/23	4,200	4,498,620

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	2,473	2,546,226

Auto Manufacturers — 5.1%
American Honda Finance Corp.
0.35%, 04/20/23	20	20,019
0.65%, 09/08/23(a)	1,460	1,467,899
0.88%, 07/07/23	2,278	2,301,532
1.95%, 05/10/23	966	993,347
2.05%, 01/10/23	2,292	2,351,982
3.45%, 07/14/23	1,760	1,864,966
3.63%, 10/10/23	5,616	6,010,580
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	1,894	2,013,171
General Motors Co.
4.88%, 10/02/23	5,038	5,473,586
5.40%, 10/02/23	3,957	4,340,077
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	4,465	4,555,952
3.25%, 01/05/23 (Call 12/05/22)	1,697	1,758,873
3.70%, 05/09/23 (Call 03/09/23)	3,945	4,128,403
4.15%, 06/19/23 (Call 05/19/23)	3,360	3,563,918
4.25%, 05/15/23	2,311	2,452,803
5.20%, 03/20/23	4,251	4,558,942
PACCAR Financial Corp.
0.35%, 08/11/23	654	654,471
0.80%, 06/08/23	430	433,681
1.90%, 02/07/23	1,035	1,059,519
2.65%, 04/06/23	531	551,937
3.40%, 08/09/23(a)	983	1,044,123
Stellantis NV, 5.25%, 04/15/23	5,317	5,721,411
Toyota Motor Corp., 3.42%, 07/20/23(a)	1,688	1,790,208
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.40%, 04/06/23(a)	$110	$110,187
0.50%, 08/14/23	4,720	4,738,550
1.35%, 08/25/23(a)	3,380	3,446,011
2.25%, 10/18/23	2,637	2,743,535
2.63%, 01/10/23	2,829	2,924,026
2.70%, 01/11/23	1,272	1,316,482
2.90%, 03/30/23	5,228	5,455,836
3.45%, 09/20/23	2,632	2,804,422
		82,650,449
Banks — 27.3%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	3,500	3,517,850
Banco Santander SA
3.13%, 02/23/23	2,948	3,064,888
3.85%, 04/12/23	3,677	3,877,838
Bank of America Corp.
3.30%, 01/11/23	12,452	12,993,288
4.10%, 07/24/23(a)	7,835	8,402,646
Bank of Montreal, 0.45%, 12/08/23	2,990	2,992,571
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	2,128	2,128,362
1.85%, 01/27/23 (Call 01/02/23)	1,706	1,744,897
2.20%, 08/16/23 (Call 06/16/23)	4,335	4,488,936
2.95%, 01/29/23 (Call 12/29/22)	3,221	3,344,847
3.45%, 08/11/23	1,719	1,828,328
3.50%, 04/28/23(a)	2,367	2,499,268
Bank of Nova Scotia (The)
0.55%, 09/15/23	1,762	1,768,854
0.80%, 06/15/23	358	360,921
1.63%, 05/01/23	3,864	3,953,606
1.95%, 02/01/23	3,374	3,459,025
2.38%, 01/18/23(a)	2,030	2,092,565
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	5,010	5,081,342
BNP Paribas SA, 3.25%, 03/03/23(a)	4,753	4,975,393
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	6,000	6,001,020
0.50%, 12/14/23	3,029	3,026,153
0.95%, 06/23/23	3,378	3,413,131
3.50%, 09/13/23	4,415	4,709,834
Citigroup Inc.
3.38%, 03/01/23(a)	1,758	1,841,593
3.50%, 05/15/23	4,116	4,329,744
3.88%, 10/25/23(a)	3,887	4,185,560
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)(a)	2,145	2,254,824
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	3,774	4,008,101
Cooperatieve Rabobank U.A., 4.63%, 12/01/23	6,058	6,609,520
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	4,307	4,460,286
Credit Suisse AG/New York NY, 1.00%, 05/05/23	6,623	6,694,065
Credit Suisse Group AG, 3.80%, 06/09/23	6,666	7,050,562
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	3,826	4,011,867
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	3,252	3,386,633
4.20%, 08/08/23	3,721	3,997,396
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	1,667	1,701,157
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	2,315	2,365,236
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)(a)	1,510	1,585,364
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	635	645,649
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	7,105	7,107,842

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.52%, 03/08/23 (Call 03/08/22)	$2,025	$2,026,438
3.20%, 02/23/23 (Call 01/23/23)	6,208	6,462,342
3.63%, 01/22/23	6,991	7,325,449
HSBC Holdings PLC, 3.60%, 05/25/23	6,609	6,989,612
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	1,608	1,641,800
3.55%, 10/06/23 (Call 09/06/23)	3,677	3,917,329
ING Groep NV, 4.10%, 10/02/23	5,647	6,079,730
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(a)	6,073	6,304,199
2.97%, 01/15/23 (Call 01/15/22)	4,782	4,841,392
3.20%, 01/25/23	6,498	6,779,493
3.38%, 05/01/23	7,053	7,403,252
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	2,608	2,648,346
3.38%, 03/07/23	1,896	1,988,278
Lloyds Banking Group PLC, 4.05%, 08/16/23	6,465	6,917,097
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,392	2,538,773
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	1,124	1,174,029
3.46%, 03/02/23	5,649	5,923,880
3.76%, 07/26/23(a)	7,107	7,572,580
Mizuho Financial Group Inc., 3.55%, 03/05/23	4,021	4,223,819
Morgan Stanley
3.13%, 01/23/23(a)	8,755	9,107,301
3.75%, 02/25/23	7,315	7,694,575
4.10%, 05/22/23	6,478	6,885,337
National Australia Bank Ltd./New York
2.88%, 04/12/23(a)	1,793	1,871,193
3.00%, 01/20/23(a)	2,646	2,751,840
3.63%, 06/20/23	2,546	2,705,558
National Bank of Canada, 2.10%, 02/01/23	4,486	4,600,034
Natwest Group PLC
3.88%, 09/12/23	10,468	11,164,959
6.10%, 06/10/23	449	491,170
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	2,202	2,282,285
3.50%, 06/08/23 (Call 05/09/23)	2,405	2,542,229
3.80%, 07/25/23 (Call 06/25/23)	2,518	2,677,566
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	4,154	4,426,918
Royal Bank of Canada
0.50%, 10/26/23(a)	2,849	2,855,667
1.60%, 04/17/23	3,198	3,269,156
1.95%, 01/17/23(a)	3,301	3,381,676
3.70%, 10/05/23	5,858	6,271,575
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	3,950	4,105,551
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	3,330	3,375,654
Santander UK PLC, 2.10%, 01/13/23(a)	3,222	3,305,836
State Street Corp.
3.10%, 05/15/23	4,435	4,651,251
3.70%, 11/20/23	3,971	4,280,976
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	1,430	1,486,128
3.95%, 07/19/23	1,840	1,970,824
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	5,067	5,273,379
3.75%, 07/19/23	2,434	2,592,648
3.94%, 10/16/23	3,229	3,475,211
Security	Par (000)	Value

Banks (continued)
Svenska Handelsbanken AB, 3.90%, 11/20/23	$4,492	$4,860,074
Toronto-Dominion Bank (The)
0.25%, 01/06/23	5,250	5,249,003
0.30%, 06/02/23	25	24,991
0.45%, 09/11/23(a)	3,444	3,448,890
0.75%, 06/12/23	4,465	4,499,782
3.50%, 07/19/23	5,649	6,000,029
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	3,496	3,547,881
2.75%, 05/01/23 (Call 04/01/23)	1,059	1,102,906
3.00%, 02/02/23 (Call 01/02/23)	2,323	2,413,202
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	2,785	2,866,935
3.75%, 12/06/23 (Call 11/06/23)	3,969	4,265,127
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	1,545	1,581,107
2.85%, 01/23/23 (Call 12/23/22)(a)	2,348	2,433,937
3.40%, 07/24/23 (Call 06/23/23)	4,863	5,147,242
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)(a)	100	101,341
4.13%, 08/15/23	4,724	5,067,766
Series M, 3.45%, 02/13/23	7,167	7,501,771
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)(a)	8,977	9,543,449
Westpac Banking Corp.
2.00%, 01/13/23	2,476	2,538,172
2.75%, 01/11/23(a)	4,628	4,795,071
3.65%, 05/15/23(a)	3,312	3,508,667
		438,712,640
Beverages — 1.5%
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	2,302	2,393,228
4.25%, 05/01/23	3,451	3,671,139
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	3,639	3,763,963
3.50%, 09/18/23 (Call 08/18/23)(a)	1,162	1,235,706
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	955	988,435
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(a)	2,440	2,584,838
4.06%, 05/25/23 (Call 04/25/23)(a)	3,010	3,203,001
PepsiCo Inc.
0.40%, 10/07/23	600	601,356
0.75%, 05/01/23	1,754	1,769,541
2.75%, 03/01/23(a)	3,262	3,392,578
		23,603,785
Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,371	3,488,479
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	4,880	4,882,879
2.50%, 09/01/23 (Call 07/01/23)(a)	3,377	3,513,195
Illumina Inc., 0.55%, 03/23/23	1,475	1,477,537
Royalty Pharma PLC, 0.75%, 09/02/23(a)(b)	3,729	3,740,411
		17,102,501
Building Materials — 0.2%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	2,470	2,646,803
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)(a)	467	489,668

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)	$45	$45,083
		3,181,554
Chemicals — 1.5%
Air Products and Chemicals Inc., 2.75%, 02/03/23	448	464,106
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	8,589	9,273,371
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)(a)	2,009	2,083,534
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	590	614,166
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)	1,656	1,707,766
LYB International Finance BV, 4.00%, 07/15/23	1,718	1,833,089
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,980	3,196,050
Nutrien Ltd.
1.90%, 05/13/23	2,353	2,410,390
3.50%, 06/01/23 (Call 03/01/23)(a)	1,210	1,267,221
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	823	858,052
		23,707,745
Commercial Services — 1.0%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	1,533	1,626,497
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	2,441	2,563,855
4.00%, 06/01/23 (Call 05/01/23)	1,968	2,086,395
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	2,669	2,751,766
PayPal Holdings Inc., 1.35%, 06/01/23	3,448	3,512,202
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	2,967	3,107,280
		15,647,995
Computers — 3.5%
Apple Inc.
0.75%, 05/11/23	5,410	5,456,093
2.40%, 01/13/23 (Call 12/13/22)(a)	1,818	1,871,813
2.40%, 05/03/23(a)	14,835	15,381,818
2.85%, 02/23/23 (Call 12/23/22)	5,765	5,974,154
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	11,957	12,920,734
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	3,703	3,803,796
4.45%, 10/02/23 (Call 09/02/23)	4,432	4,782,128
International Business Machines Corp., 3.38%, 08/01/23(a)	4,260	4,517,901
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	1,939	2,014,233
		56,722,670
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,632	1,674,073
2.10%, 05/01/23(a)	955	984,720
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	3,640	3,846,934
Unilever Capital Corp.
0.38%, 09/14/23	1,053	1,055,201
3.13%, 03/22/23 (Call 02/22/23)(a)	1,884	1,967,329
		9,528,257
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	2,106	2,178,552
4.13%, 07/03/23 (Call 06/03/23)	2,565	2,714,180
4.50%, 09/15/23 (Call 08/15/23)	3,454	3,697,818
Air Lease Corp.
2.25%, 01/15/23	2,098	2,150,555
2.75%, 01/15/23 (Call 12/15/22)	1,442	1,486,486
3.00%, 09/15/23 (Call 07/15/23)	2,817	2,944,357
3.88%, 07/03/23 (Call 06/03/23)	1,386	1,468,411
Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	$2,376	$2,542,344
5.00%, 04/01/23(a)	1,717	1,834,683
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	4,260	4,324,624
3.05%, 06/05/23 (Call 05/05/23)	2,981	3,108,915
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	5,998	6,271,509
3.70%, 08/03/23 (Call 07/03/23)	6,791	7,225,692
Ameriprise Financial Inc., 4.00%, 10/15/23	2,596	2,799,604
BGC Partners Inc., 5.38%, 07/24/23	1,622	1,752,782
Capital One Bank USA N.A., 3.38%, 02/15/23	3,895	4,068,327
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	2,572	2,668,501
3.20%, 01/30/23 (Call 12/30/22)	4,261	4,434,977
3.50%, 06/15/23	3,395	3,584,373
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	3,654	3,774,838
Eaton Vance Corp., 3.63%, 06/15/23(a)	480	507,211
Intercontinental Exchange Inc.
0.70%, 06/15/23	2,917	2,933,860
3.45%, 09/21/23 (Call 08/21/23)	1,331	1,414,294
4.00%, 10/15/23	2,874	3,093,602
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	2,505	2,682,830
Jefferies Group LLC, 5.13%, 01/20/23	2,716	2,895,202
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	713	758,889
		79,317,416
Electric — 5.0%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	895	959,816
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 11/20/21)	75	75,050
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,280	1,342,438
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	1,403	1,450,548
3.75%, 11/15/23 (Call 08/15/23)(a)	1,984	2,118,932
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	2,224	2,388,131
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	1,577	1,618,538
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)	2,150	2,151,075
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	645	644,968
3.38%, 08/15/23 (Call 05/15/23)	907	955,633
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	2,092	2,224,110
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,201	1,238,543
3.05%, 03/15/23 (Call 02/15/23)(a)	1,226	1,277,835
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	2,242	2,391,631
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,150	1,220,920
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	655	693,796
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,599	1,649,720
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 11/17/21)	140	140,073
4.05%, 09/01/23 (Call 06/01/23)	1,433	1,525,386
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	874	906,819

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	$1,906	$1,972,348
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,457	1,560,840
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	1,627	1,680,821
Georgia Power Co., Series A, 2.10%, 07/30/23	1,777	1,837,756
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)(a)	1,813	1,872,630
3.40%, 11/15/23 (Call 08/15/23)	825	875,630
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23(a)	6,170	6,192,706
2.80%, 01/15/23 (Call 12/15/22)	2,141	2,211,589
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	1,242	1,278,465
OGE Energy Corp., 0.70%, 05/26/23 (Call 11/26/21)	1,550	1,550,620
Oklahoma Gas and Electric Co., 0.55%, 05/26/23 (Call 11/26/21)	60	59,992
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)(a)	1,512	1,558,887
3.85%, 11/15/23 (Call 08/15/23)	2,130	2,233,965
4.25%, 08/01/23 (Call 07/01/23)	1,703	1,798,913
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	762	792,754
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	2,364	2,503,145
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	476	505,531
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,139	1,174,708
3.25%, 09/01/23 (Call 08/01/23)	822	869,051
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	690	729,571
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	2,070	2,140,753
4.05%, 12/01/23 (Call 09/01/23)(a)	1,754	1,880,411
Southern California Edison Co.
0.70%, 04/03/23	175	175,488
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	2,628	2,773,933
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,156	1,214,181
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	4,893	5,106,677
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	2,703	2,793,172
WEC Energy Group Inc., 0.55%, 09/15/23	2,228	2,231,609
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	1,689	1,690,909
		80,241,017
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	1,443	1,486,535

Electronics — 0.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	2,299	2,434,664
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	850	892,628
Flex Ltd., 5.00%, 02/15/23	1,483	1,577,823
Honeywell International Inc., 3.35%, 12/01/23	219	233,787
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	1,399	1,483,877
		6,622,779
Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	1,426	1,520,558
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	2,716	2,806,932
		4,327,490
Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,754	2,887,817
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	1,323	1,367,863
Security	Par (000)	Value

Food (continued)
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	$3,368	$3,595,677
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	2,195	2,307,713
Kellogg Co., 2.65%, 12/01/23	2,319	2,432,121
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	2,523	2,673,219
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	1,450	1,552,979
		16,817,389
Gas — 0.5%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	100	100,021
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 09/02/21)	19	19,002
3.55%, 04/01/23 (Call 03/01/23)	1,406	1,474,908
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	1,186	1,255,879
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	1,189	1,236,275
ONE Gas Inc., 0.85%, 03/11/23 (Call 09/11/21)	3,000	3,000,750
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	1,157	1,202,285
		8,289,120
Health Care - Products — 0.4%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	4,259	4,536,729
Stryker Corp., 0.60%, 12/01/23 (Call 12/01/21)	205	205,064
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	1,576	1,653,508
		6,395,301
Health Care - Services — 1.5%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)(a)	5,100	5,301,042
Anthem Inc.
0.45%, 03/15/23(a)	1,065	1,066,608
3.30%, 01/15/23	3,876	4,039,412
HCA Inc., 4.75%, 05/01/23	4,634	4,960,512
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	517	551,851
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	1,626	1,712,064
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)(a)	1,283	1,324,377
2.88%, 03/15/23	3,050	3,178,314
3.50%, 06/15/23	2,254	2,386,580
		24,520,760
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	2,899	3,005,190
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	1,165	1,214,897
		4,220,087
Home Builders — 0.3%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	1,797	1,891,666
5.75%, 08/15/23 (Call 05/15/23)	1,343	1,463,279
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	1,787	1,941,039
		5,295,984
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23	1,044	1,083,662

Insurance — 1.8%
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,079	2,187,773
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,462	1,566,460
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	951	1,032,662
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	879	942,490
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	7,057	7,317,615

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.00%, 02/11/23	$2,153	$2,242,156
Chubb INA Holdings Inc., 2.70%, 03/13/23(a)	215	223,267
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	2,148	2,267,923
Lincoln National Corp., 4.00%, 09/01/23	1,775	1,901,522
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	2,155	2,229,628
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)(a)	1,647	1,717,805
MetLife Inc., Series D, 4.37%, 09/15/23	3,571	3,861,394
Principal Financial Group Inc., 3.13%, 05/15/23	492	515,778
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	548	594,525
		28,600,998
Internet — 1.3%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	2,219	2,301,547
Amazon.com Inc.
0.25%, 05/12/23	165	165,078
0.40%, 06/03/23	2,074	2,079,392
2.40%, 02/22/23 (Call 01/22/23)	4,569	4,714,157
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	3,190	3,387,812
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	2,764	2,868,230
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	3,851	3,980,933
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)	1,369	1,454,001
		20,951,150
Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	2,043	2,170,361
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,773	1,873,564
		4,043,925
Lodging — 0.5%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	1,517	1,578,727
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,410	1,512,761
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	5,420	5,748,235
		8,839,723
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	3,280	3,280,754
0.45%, 09/14/23(a)	2,243	2,248,765
0.65%, 07/07/23	2,741	2,759,721
2.63%, 03/01/23	1,130	1,172,228
3.45%, 05/15/23	2,013	2,125,889
3.65%, 12/07/23	1,653	1,779,653
3.75%, 11/24/23(a)	3,149	3,393,929
CNH Industrial Capital LLC, 1.95%, 07/02/23	1,694	1,737,129
CNH Industrial NV, 4.50%, 08/15/23	2,314	2,488,591
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	300	323,883
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	375	399,094
John Deere Capital Corp.
0.40%, 10/10/23	92	92,191
0.70%, 07/05/23	369	371,756
1.20%, 04/06/23(a)	476	483,649
2.70%, 01/06/23	757	783,336
2.80%, 01/27/23	1,702	1,766,472
2.80%, 03/06/23	3,439	3,580,171
3.45%, 06/07/23	993	1,050,813
3.65%, 10/12/23	2,736	2,934,086
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	255	266,422
		33,038,532
Security	Par (000)	Value

Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	$2,359	$2,410,851
2.25%, 03/15/23 (Call 02/15/23)(a)	2,889	2,975,872
General Electric Co., 3.10%, 01/09/23	1,642	1,705,118
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	3,021	3,229,389
		10,321,230
Media — 0.6%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	3,220	3,341,619
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	2,571	2,768,350
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	3,779	4,248,957
		10,358,926
Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	4,301	4,419,019

Mining — 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	2,022	2,174,075
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	702	732,031
		2,906,106
Oil & Gas — 5.8%
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	3,944	4,108,859
2.94%, 04/06/23(a)	1,192	1,242,755
3.22%, 11/28/23 (Call 09/28/23)	3,420	3,625,952
BP Capital Markets PLC
2.75%, 05/10/23	952	991,441
3.99%, 09/26/23	2,670	2,873,347
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,870	4,002,857
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	1,500	1,580,385
Chevron Corp.
1.14%, 05/11/23(a)	1,745	1,770,948
2.57%, 05/16/23 (Call 03/16/23)	3,932	4,074,850
3.19%, 06/24/23 (Call 03/24/23)	7,068	7,402,034
Chevron USA Inc., 0.43%, 08/11/23	3,031	3,039,396
Diamondback Energy Inc., 0.90%, 03/24/23 (Call 09/24/21)	2,000	1,999,220
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	5,445	5,617,988
Exxon Mobil Corp.
1.57%, 04/15/23	8,395	8,573,981
2.73%, 03/01/23 (Call 01/01/23)	4,266	4,411,769
HollyFrontier Corp., 2.63%, 10/01/23(a)	1,298	1,343,599
Marathon Petroleum Corp.
4.50%, 05/01/23 (Call 04/01/23)	4,123	4,384,274
4.75%, 12/15/23 (Call 10/15/23)	2,590	2,816,729
Phillips 66, 3.70%, 04/06/23	2,278	2,398,370
Shell International Finance BV
0.38%, 09/15/23(a)	3,162	3,165,035
2.25%, 01/06/23	3,151	3,239,953
3.40%, 08/12/23	4,103	4,354,391
3.50%, 11/13/23 (Call 10/13/23)(a)	2,984	3,189,120
Suncor Energy Inc., 2.80%, 05/15/23	1,009	1,048,099
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	4,298	4,495,364
TotalEnergies Capital International SA, 2.70%, 01/25/23	3,918	4,059,009
Valero Energy Corp., 2.70%, 04/15/23(a)	3,137	3,248,991
		93,058,716
Oil & Gas Services — 0.5%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,326	2,448,185

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$5,112	$5,451,948
		7,900,133
Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	2,676	2,886,762
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	1,653	1,728,492
		4,615,254
Pharmaceuticals — 6.5%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	3,638	3,781,374
3.75%, 11/14/23 (Call 10/14/23)(a)	4,608	4,933,878
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)(a)	4,100	4,107,380
AstraZeneca PLC
0.30%, 05/26/23(a)	185	184,952
3.50%, 08/17/23 (Call 07/17/23)	3,443	3,652,541
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(a)	2,455	2,456,669
2.75%, 02/15/23 (Call 01/15/23)	3,286	3,402,817
3.25%, 02/20/23 (Call 01/20/23)(a)	2,979	3,107,574
3.25%, 11/01/23(a)	1,395	1,486,205
Cardinal Health Inc., 3.20%, 03/15/23	1,986	2,072,073
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	3,406	3,563,017
3.75%, 07/15/23 (Call 06/15/23)(a)	3,600	3,821,184
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	7,938	8,337,281
4.00%, 12/05/23 (Call 09/05/23)	345	370,095
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	3,889	4,046,660
3.38%, 05/15/23	4,017	4,234,721
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 10/01/22)	3,680	3,688,832
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	2,516	2,578,875
3.38%, 12/05/23(a)	2,262	2,425,633
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	1,537	1,585,784
Merck & Co. Inc., 2.80%, 05/18/23	6,443	6,727,974
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	1,990	2,132,564
Pfizer Inc.
3.00%, 06/15/23	3,870	4,063,616
3.20%, 09/15/23 (Call 08/15/23)	4,028	4,263,356
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,202	4,434,959
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	8,042	8,404,694
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	4,744	5,141,832
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	5,307	5,496,354
		104,502,894
Pipelines — 3.4%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	558	575,834
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,975	3,173,343
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	914	943,285
3.60%, 02/01/23 (Call 11/01/22)	2,626	2,718,409
4.25%, 03/15/23 (Call 12/15/22)	2,929	3,067,337
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,045	2,181,892
Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	$2,269	$2,427,966
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	4,973	5,170,030
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,330	2,418,191
3.50%, 09/01/23 (Call 06/01/23)	2,337	2,461,562
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	3,642	3,778,903
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	1,592	1,660,599
4.50%, 07/15/23 (Call 04/15/23)	3,972	4,237,925
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	1,155	1,296,418
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	1,924	2,074,091
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,301	1,334,006
3.85%, 10/15/23 (Call 07/15/23)	2,424	2,561,562
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	3,806	4,076,721
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	2,215	2,355,697
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	2,683	2,788,227
4.50%, 11/15/23 (Call 08/15/23)	2,419	2,610,319
		53,912,317
Real Estate Investment Trusts — 2.9%
American Campus Communities Operating Partnership LP,
3.75%, 04/15/23 (Call 01/15/23)(a)	1,474	1,542,851
American Tower Corp.
3.00%, 06/15/23	2,789	2,918,939
3.50%, 01/31/23	3,682	3,853,176
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	1,059	1,142,682
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,857	1,944,688
3.85%, 02/01/23 (Call 11/01/22)	3,918	4,080,088
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	875	913,920
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)(a)	1,720	1,807,617
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	3,675	3,884,989
Crown Castle International Corp., 3.15%, 07/15/23 (Call 06/15/23)	2,516	2,641,297
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	835	900,932
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	2,435	2,530,257
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)(a)	1,133	1,179,714
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	1,450	1,580,282
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	1,170	1,232,852
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)(a)	680	706,377
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	1,203	1,253,382
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	330	353,945
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,346	1,434,203
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	615	640,012
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	3,079	3,305,584

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	$2,055	$2,116,342
2.75%, 06/01/23 (Call 03/01/23)(a)	2,363	2,449,887
Ventas Realty LP, 3.13%, 06/15/23 (Call 03/15/23)	1,587	1,651,527
		46,065,543
Retail — 3.1%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	1,092	1,123,253
3.13%, 07/15/23 (Call 04/15/23)(a)	2,218	2,318,453
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	4,159	4,327,980
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	4,201	4,428,358
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)	4,133	4,278,358
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	1,977	2,105,327
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	4,400	4,605,172
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(a)	1,284	1,354,620
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	4,458	4,640,555
3.85%, 10/01/23 (Call 07/01/23)	2,446	2,605,553
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)(a)	1,801	1,861,982
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	7,008	7,246,552
3.40%, 06/26/23 (Call 05/26/23)	8,695	9,182,703
		50,078,866
Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23(a)	1,207	1,307,881
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)(a)	1,245	1,294,389
3.13%, 12/05/23 (Call 10/05/23)(a)	2,860	3,023,421
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	1,605	1,697,881
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	1,213	1,261,459
Microchip Technology Inc.
2.67%, 09/01/23	3,225	3,352,001
4.33%, 06/01/23 (Call 05/01/23)	3,858	4,101,556
Micron Technology Inc., 2.50%, 04/24/23	4,445	4,590,040
NVIDIA Corp., 0.31%, 06/15/23 (Call 06/15/22)	60	60,029
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	4,667	4,821,291
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	959	987,185
		26,497,133
Software — 3.1%
Adobe Inc., 1.70%, 02/01/23	2,317	2,367,186
Fidelity National Information Services Inc., 0.38%, 03/01/23	2,835	2,835,255
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	4,113	4,395,933
Intuit Inc., 0.65%, 07/15/23(a)	2,317	2,331,921
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	4,793	4,948,629
2.38%, 05/01/23 (Call 02/01/23)	3,688	3,805,832
3.63%, 12/15/23 (Call 09/15/23)	5,263	5,637,199
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	8,151	8,443,295
2.63%, 02/15/23 (Call 01/15/23)	3,362	3,469,450
3.63%, 07/15/23	3,498	3,707,670
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	3,183	3,388,781
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	4,641	4,863,397
		50,194,548
Telecommunications — 1.1%
AT&T Inc., 4.05%, 12/15/23	1,990	2,155,369
Security	Par/ Shares (000)	Value

Telecommunications (continued)
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	$2,348	$2,550,210
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	3,654	3,790,733
2.60%, 02/28/23	1,427	1,481,254
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	1,861	1,925,074
4.10%, 10/01/23 (Call 07/01/23)(a)	2,690	2,871,548
Telefonica Emisiones SA, 4.57%, 04/27/23	2,066	2,206,509
Vodafone Group PLC, 2.95%, 02/19/23	160	166,141
		17,146,838
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	739,685

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	3,182	3,298,939
3.85%, 09/01/23 (Call 06/01/23)(a)	3,093	3,292,808
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	972	1,024,750
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	694	720,400
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	2,906	2,998,178
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	1,697	1,770,904
3.75%, 06/09/23 (Call 05/09/23)	1,613	1,706,780
3.88%, 12/01/23 (Call 11/01/23)	1,053	1,130,353
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	1,435	1,483,575
2.95%, 01/15/23 (Call 10/15/22)(a)	1,393	1,435,640
3.50%, 06/08/23 (Call 05/08/23)(a)	2,245	2,370,383
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	4,087	4,228,696
		25,461,406
Total Corporate Bonds & Notes — 97.6%
(Cost: $1,529,254,906)		1,566,839,295

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	69,824	69,858,740
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	35,695	35,695,000
		105,553,740
Total Short-Term Investments — 6.6%
(Cost: $105,526,504)		105,553,740

Total Investments in Securities — 104.2%
(Cost: $1,634,781,410)		1,672,393,035

Other Assets, Less Liabilities — (4.2)%		(66,829,667)

Net Assets — 100.0%		$1,605,563,368

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds®Dec 2023 Term Corporate ETF
July 31, 2021

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,714,847	$11,153,788	(a)	$—	$(6,263)	$(3,632)	$69,858,740	69,824	$86,879	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,475,000	30,220,000	(a)	—	—	—	35,695,000	35,695	3,440		—
					$(6,263)	$(3,632)	$105,553,740		$90,319		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,566,839,295	$—	$1,566,839,295
Money Market Funds	105,553,740	—	—	105,553,740
	$105,553,740	$1,566,839,295	$—	$1,672,393,035